General - Schedule of Subject to Possible Redemption (Details) - Class A Ordinary Shares [Member] - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2026	Mar. 31, 2026
Schedule of Subject to Possible Redemption [Line Items]
Class A ordinary shares subject to redemption	$ 174,568	$ 172,778
Remeasurement of carrying value to redemption value	1,321	1,789
Class A ordinary shares subject to redemption	$ 175,889	$ 174,568